Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Balance at beginning of fiscal year	¥ (344,785)	¥ (369,369)	¥ 2,270,346
Net unrealized gains (losses) on investment securities, Net change during the fiscal year	(38,253)	24,584	60,616
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance	(383,004)	(344,785)	(369,369)
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year	(383,004)	(344,785)	(369,369)
Net debt valuation adjustments, Balance at beginning of fiscal year	45,502	(8,670)	(16,488)
Net debt valuation adjustments, Net change during the fiscal year	(83,364)	54,172	9,729
Net debt valuation adjustments, Effect of adopting new guidance	(37,862)	45,502	(8,670)
Net debt valuation adjustments, Balance at end of fiscal year	(37,862)	45,502	(8,670)
Net unrealized losses on derivatives qualifying for cash flow hedges, Balance at beginning of fiscal year	(13,343)	(24,140)	(19,250)
Net unrealized losses on derivatives qualifying for cash flow hedges, Net change during the fiscal year	32,372	10,797	(4,890)
Net unrealized losses on derivatives qualifying for cash flow hedges, Balance at end of fiscal year	19,029	(13,343)	(24,140)
Defined benefit plans, Balance at beginning of fiscal year	(337,918)	(208,273)	(119,593)
Defined benefit plans, Net change during the fiscal year	317,536	(129,645)	(88,680)
Defined benefit plans, Balance at end of fiscal year	(20,382)	(337,918)	(208,273)
Foreign currency translation adjustments, Balance at beginning of fiscal year	230,127	326,183	362,300
Foreign currency translation adjustments, Net change during the fiscal year	(97,389)	(96,056)	(36,117)
Foreign currency translation adjustments, Balance at end of fiscal year	132,738	230,127	326,183
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year	(289,481)	(420,417)	(284,269)
Net Unrealized Gains (Losses) on Investment Securities [Member] | Foreign Affiliated Company [Member] | Effect of adopting new guidance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Balance at beginning of fiscal year		(2,700,331)
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance			(2,700,331)
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year			(2,700,331)
Net Unrealized Gains (Losses) on Investment Securities [Member] | Measurement of credit losses on financial instruments [Member] | Effect of adopting new guidance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance	34
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year	¥ 34
Net Debt Valuation Adjustments [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member] | Effect of adopting new guidance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net debt valuation adjustments, Balance at beginning of fiscal year		¥ (1,911)
Net debt valuation adjustments, Effect of adopting new guidance			(1,911)
Net debt valuation adjustments, Balance at end of fiscal year			¥ (1,911)